United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3181

                      (Investment Company Act File Number)


                      Federated Short-Term Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 6/30/06


                 Date of Reporting Period: Quarter ended 9/30/05







Item 1.           Schedule of Investments

FEDERATED SHORT-TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)


      Principal                                                              Credit
       Amount                                                                Rating                 Value

                          MUNICIPAL BONDS--94.1%
                          Alabama--3.5%
 $    2,000,000           Alabama State Public School & College
                          Authority, Revenue Bonds (Series 2002-A),
                          5.00%, 2/1/2007                                   AA / Aa2       $      2,053,200
      3,040,000           Alabama State Public School & College
                          Authority, Revenue Bonds (Series 2002-A),
                          5.00%, 2/1/2008                                   AA / Aa2              3,170,325
      2,325,000     (1)    Cullman, AL Medical Clinic Board, Revenue
                          Bonds (Series 2005-A), 4.35% TOBs (Cullman
                          Regional Medical Center, Inc.), Mandatory
                          Tender 4/7/2006                                      NR                 2,325,000
      1,275,000           Lauderdale County & Florence, AL Health
                          Care Authority, Revenue Bonds (Series
                          2000A), 5.50% (Coffee Health Group)/(MBIA
                          Insurance Corp. INS), 7/1/2006                   AAA / Aaa              1,298,205
      1,000,000           Mobile, AL IDB, PCR Refunding Bonds
                          (Series 1994A), 4.65% (International Paper
                          Co.), 12/1/2011                                  BBB / Baa2             1,026,920
                              TOTAL                                                               9,873,650
                          Alaska--1.1%
      3,000,000           Alaska State Housing Finance Corp., State
                          Capital Project Revenue Bonds (Series
                          2001A), 5.00% (MBIA Insurance Corp. INS),
                          12/1/2006                                        AAA / Aaa              3,069,780
                          Arizona--2.4%
      1,165,000           Arizona Health Facilities Authority,
                          Revenue Bonds (Series 2004), 4.00% (Blood
                          Systems, Inc.), 4/1/2007                          A- / NR               1,177,116
       960,000            Arizona Health Facilities Authority,
                          Revenue Bonds (Series 2004), 4.00% (Blood
                          Systems, Inc.), 4/1/2009                          A- / NR                972,211
      2,000,000           Salt River Project, AZ Agricultural
                          Improvement & Power District, Electric
                          System Refunding Revenue Bonds (Series
                          2002D), 5.00%, 1/1/2007                           AA / Aa2              2,050,840
       600,000            University Medical Center Corp, AZ,              BBB+ / Baa1
                          Hospital Revenue Bonds, 5.00% (University
                          of Arizona Medical Center), 7/1/2009                                     628,026
      1,000,000     (1)    Yavapai, AZ IDA, Solid Waste Disposal
                          Revenue Bonds, 4.45% TOBs (Waste
                          Management, Inc.), Mandatory Tender
                          3/1/2008                                          BBB / NR              1,015,020
      1,000,000     (1)    Yavapai, AZ IDA, Solid Waste Disposal
                          Revenue Bonds, 3.65% TOBs (Waste
                          Management, Inc.), Mandatory Tender
                          3/1/2006                                          BBB / NR              1,000,760
                              TOTAL                                                               6,843,973
                          Arkansas--0.9%
       850,000            Arkansas Development Finance Authority,
                          Exempt Facilities Revenue Bonds, 3.65%
                          TOBs (Waste Management, Inc.), Mandatory
                          Tender 8/1/2006                                   BBB / NR               850,663
      1,595,000           Pulaski County, AR, Hospital Refunding
                          Revenue Bonds (Series 2002B), 4.75%
                          (Arkansas Children's Hospital), 3/1/2008           A / A2               1,648,273
                              TOTAL                                                               2,498,936
                          California--3.3%
      3,000,000           California PCFA, Solid Waste Disposal            BBB+ / Baa2
                          Revenue Bonds, 2.85% TOBs (Republic
                          Services, Inc.), Mandatory Tender 12/1/2005                             2,997,780
      3,000,000           California State, Refunding UT GO Bonds,
                          5.00%, 2/1/2008                                    A / A2               3,124,470
      1,000,000           California Statewide Communities
                          Development Authority, Revenue Bonds
                          (Series 2002D), 4.35% TOBs (Kaiser
                          Permanente), Mandatory Tender 2/1/2007            A+ / A3               1,015,420
      1,350,000           California Statewide Communities
                          Development Authority, Revenue Bonds
                          (Series 2005F), 5.00% (Daughters of
                          Charity Health System), 7/1/2006                 BBB+ / NR              1,366,403
       735,000            California Statewide Communities
                          Development Authority, Revenue Bonds
                          (Series 2005F), 5.00% (Daughters of
                          Charity Health System), 7/1/2009                 BBB+ / NR               767,237
                              TOTAL                                                               9,271,310
                          Colorado--3.2%
       175,000            Beacon Point, CO Metropolitan District,
                          Revenue Bonds (Series 2005B), 4.375%
                          (Compass Bank, Birmingham LOC)/(Original
                          Issue Yield: 4.50%), 12/1/2015                    A- / NR                174,522
        5,000             Colorado HFA, Single Family Program
                          Subordinate Bonds (Series 1998B), 4.625%,
                          11/1/2005                                         NR / A1                 5,006
      1,770,000           Colorado Health Facilities Authority,
                          Health Facilities Revenue Bonds (Series
                          2004A), 5.00% (Evangelical Lutheran Good
                          Samaritan Society), 6/1/2010                      A- / A3               1,851,367
       500,000            Colorado Health Facilities Authority,
                          Revenue Bonds (Series 2005), 5.00%
                          (Covenant Retirement Communities, Inc.),
                          12/1/2010                                         BBB / NR               524,255
      2,135,000           Colorado Health Facilities Authority,
                          Revenue Bonds (Series 2005), 5.00%
                          (Covenant Retirement Communities, Inc.),
                          12/1/2012                                         BBB / NR              2,238,334
      3,810,000           Countrydale, CO Metropolitan District, LT
                          GO Refunding Bonds, 3.50% TOBs (Compass
                          Bank, Birmingham LOC), Mandatory Tender
                          12/1/2007                                         NR / A1               3,805,047
       420,000            High Plains, CO Metropolitan District,
                          Revenue Bonds (Series 2005B), 4.375%
                          (Compass Bank, Birmingham LOC)/(Original
                          Issue Yield: 4.50%), 12/1/2015                    A- / NR                418,853
                              TOTAL                                                               9,017,384
                          Connecticut--0.5%
      1,500,000           Connecticut Development Authority,
                          Refunding PCR Bonds, 3.00% TOBs (United
                          Illuminating Co.), Mandatory Tender
                          2/1/2009                                         NR / Baa2              1,469,130
                          Delaware--0.2%
       635,000            Delaware Health Facilities Authority,            BBB+ / Baa1
                          Revenue Bonds (Series 2005A), 5.00% (Beebe
                          Medical Center), 6/1/2010                                                664,191
                          District Of Columbia--0.3%
       970,000            District of Columbia, Revenue Bonds
                          (Series 1999), 3.60% TOBs (819 7th Street
                          LLC Issue)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC), Mandatory Tender
                          10/1/2009                                         A+ / Aa2               953,141
                          Florida--3.2%
      1,000,000           Escambia County, FL Health Facilities
                          Authority, Revenue Bonds (Series 2003A),
                          5.00% (Ascension Health Credit Group),
                          11/15/2008                                        AA / Aa2              1,048,830
       415,000            Florida Housing Finance Corp., Homeowner
                          Mortgage Revenue Bonds, (Series 2), 4.75%
                          (MBIA Insurance Corp. INS), 7/1/2019             AAA / Aaa               416,374
      2,000,000     (1)    Florida State Department of Corrections,
                          Custodial Receipts, 3.00%, 9/10/2009              NR / A3               1,974,220
      1,000,000           Highlands County, FL Health Facilities
                          Authority, Refunding Revenue Bonds (Series
                          2005A), 5.00% (Adventist Health System/
                          Sunbelt Obligated Group), 11/15/2008              A+ / A2               1,043,640
      1,000,000           Highlands County, FL Health Facilities
                          Authority, Refunding Revenue Bonds (Series
                          2005B), 5.00% (Adventist Health System/
                          Sunbelt Obligated Group), 11/15/2010              A+ / A2               1,061,580
      1,885,000           Miami-Dade County, FL School District, COP
                          (Series A), 5.25% (FSA INS), 10/1/2006           AAA / Aaa              1,928,939
      1,000,000           Volusia County, FL Education Facility
                          Authority, Educational Facilities
                          Refunding Revenue Bonds (Series 2005),
                          5.00% (Embry-Riddle Aeronautical
                          University, Inc.)/(Radian Asset Assurance
                          INS), 10/15/2009                                  AA / Aa3              1,054,900
       640,000            Volusia County, FL Education Facility
                          Authority, Educational Facilities
                          Refunding Revenue Bonds (Series 2005),
                          5.00% (Embry-Riddle Aeronautical
                          University, Inc.)/(Radian Asset Assurance
                          INS), 10/15/2011                                  AA / Aa3               683,347
                              TOTAL                                                               9,211,830
                          Georgia--2.0%
       935,000            Coffee County, GA Hospital Authority,
                          Refunding Revenue Bonds, 5.00% (Coffee
                          Regional Medical Center, Inc.), 12/1/2009        BBB+ / NR               980,778
      1,505,000           Decatur County-Bainbridge, GA IDA, Revenue
                          Bonds, 4.00% TOBs (John B. Sanifilippo &
                          Son)/(LaSalle Bank, N.A. LOC), Mandatory
                          Tender 6/1/2006                                   A+ / NR               1,507,829
      2,885,000           Municipal Electric Authority of Georgia,
                          Revenue Bonds (Series 2002A), 5.00% (MBIA
                          Insurance Corp. INS), 11/1/2008                  AAA / Aaa              3,041,771
       115,000            Municipal Electric Authority of Georgia,
                          Revenue Bonds (Series 2002A), 5.00% (U.S.
                          Treasury PRF), 11/1/2008                         AAA / Aaa               121,353
                              TOTAL                                                               5,651,731
                          Hawaii--0.3%
      1,000,000           Hawaii State, GO UT (Series CB) Refunding
                          Bonds, 5.75% (Original Issue Yield:
                          5.90%), 1/1/2007                                 AA- / Aa2              1,033,950
                          Illinois--3.0%
      1,000,000           Chicago, IL O'Hare International Airport,
                          Revenue Bonds (Series A), 5.375% (AMBAC
                          INS)/(Original Issue Yield: 5.50%),
                          1/1/2007                                         AAA / Aaa              1,025,850
      1,210,000           Chicago, IL Transit Authority, Capital
                          Grant Receipts Revenue Bonds (Series B),
                          5.00% (AMBAC INS), 6/1/2007                      AAA / Aaa              1,212,130
      3,000,000           Illinois State, UT GO Bonds (First Series
                          of July 2002), 5.00% (MBIA Insurance Corp.
                          INS), 7/1/2007                                   AAA / Aaa              3,102,360
      3,050,000           Will & Kendall Counties, IL Community
                          Consolidated School District No. 202, UT
                          GO Bonds, 5.50% (FSA INS), 12/30/2007            AAA / Aaa              3,212,840
                              TOTAL                                                               8,553,180
                          Indiana--2.0%
      3,500,000           Indiana Development Finance Authority,
                          Refunding Revenue Bonds (Series 1998A),
                          4.75% TOBs (Southern Indiana Gas &
                          Electric Co.), Mandatory Tender 3/1/2006         A- / Baa1              3,519,530
      1,000,000           Indiana Health Facility Financing
                          Authority, Revenue Bonds (Series 2002G),
                          5.50% (Ascension Health Credit Group),
                          11/15/2007                                        AA / Aa2              1,046,010
       225,000            Indiana State HFA, SFM Revenue Bonds,
                          (Series C-3), 4.75%, 1/1/2029                     NR / Aaa               225,734
      1,000,000           Lawrenceburg, IN Pollution Control Revenue
                          Board, PCR Revenue Bonds (Series F),
                          2.625% TOBs (Indiana Michigan Power Co.),
                          Mandatory Tender 10/1/2006                       BBB / Baa2              992,200
                              TOTAL                                                               5,783,474
                          Kansas--1.6%
      1,650,000           Burlington, KS, Enviromental Improvement
                          Refunding Revenue Bonds (Series 1998A),
                          4.75% TOBs (Kansas City Power And Light
                          Co.), Mandatory Tender 10/1/2007                  BBB / A3              1,689,468
      2,000,000           Burlington, KS, Refunding Revenue Bonds
                          (Series 1998B), 4.75% TOBs (Kansas City
                          Power And Light Co.), Mandatory Tender
                          10/1/2007                                         BBB / A3              2,047,840
       840,000            Lawrence, KS Hospital Authority, Hospital
                          Revenue Bonds, 3.25% (Lawrence Memorial
                          Hospital), 7/1/2007                              NR / Baa1               837,917
       55,000             Sedgwick & Shawnee Counties, KS, SFM
                          Revenue Bonds, Mortgage-Backed Securities
                          Program, (Series 1998 A-1), 5.00% (GNMA
                          Collateralized Home Mortgage Program COL),
                          6/1/2013                                          NR / Aaa               55,344
                              TOTAL                                                               4,630,569
                          Louisiana--1.9%
      1,000,000           Calcasieu Parish, LA, IDB, PCR Refunding
                          Bonds, (Series 2001), 4.80% (Occidental
                          Petroleum Corp.), 12/1/2006                       A- / A3               1,012,460
      1,750,000           Louisiana Public Facilities Authority,
                          Revenue Bonds (Series 2002), 5.00%
                          (Ochsner Clinic Foundation Project)/(MBIA
                          Insurance Corp. INS), 5/15/2008                   NR / Aaa              1,806,788
      2,000,000           Louisiana State Offshore Terminal
                          Authority, Deep Water Port Refunding
                          Revenue Bonds (Series 2003D), 4.00% TOBs
                          (Loop LLC), Mandatory Tender 9/1/2008              A / A3               2,003,340
       500,000            Louisiana State Offshore Terminal
                          Authority, Refunding Revenue Bonds, 3.65%
                          TOBs (Loop LLC), Mandatory Tender 4/1/2008         A / A3                496,750
                              TOTAL                                                               5,319,338
                          Massachusetts--1.3%
      1,500,000           Commonwealth of Massachusetts,
                          Construction Loan LT GO Bonds (Series
                          2001C), 5.00%, 12/1/2010                          AA / Aa2              1,615,035
      2,000,000           Commonwealth of Massachusetts,
                          Construction Loan UT GO Bonds (Series
                          2002D), 5.25%, 8/1/2007                           AA / Aa2              2,080,880
        5,000             Commonwealth of Massachusetts, GO UT,
                          4.00%, 8/1/2008                                   AA / Aa2                5,120
                              TOTAL                                                               3,701,035
                          Michigan--4.8%
      1,250,000           Detroit, MI, Capital Improvement LT GO
                          Bonds (Series 2002A), 5.00% (MBIA
                          Insurance Corp. INS), 4/1/2007                   AAA / Aaa              1,286,750
       500,000            Kent Hospital Finance Authority, MI,
                          Revenue Bonds (Series 2005A), 5.00%
                          (Metropolitan Hospital ), 7/1/2009                BBB / NR               518,555
      1,000,000           Michigan Municipal Bond Authority,
                          Refunding Revenue Bonds (Series 2002),
                          5.25% (Clean Water Revolving Fund),
                          10/1/2008                                        AAA / Aaa              1,062,230
      2,500,000           Michigan Municipal Bond Authority, Revenue
                          Bonds, 5.25% (Clean Water Revolving
                          Fund)/(United States Treasury COL),
                          10/1/2007                                        AAA / Aaa              2,608,300
      1,450,000           Michigan Municipal Bond Authority, Revenue
                          Bonds, 5.25% (Drinking Water Revolving
                          Fund), 10/1/2007                                 AAA / Aaa              1,514,540
      1,500,000           Michigan State Hospital Finance Authority,
                          Hospital Refunding Revenue Bonds (Series
                          2003A), 5.00% (Henry Ford Health System,
                          MI), 3/1/2007                                     A- / A1               1,534,035
       875,000            Michigan State Hospital Finance Authority,
                          Revenue Bonds, 5.00% (Oakwood Obligated
                          Group), 11/1/2007                                  A / A2                904,636
      1,500,000           Michigan State Strategic Fund, LT
                          Obligation Revenue Bonds, 5.20% (Waste
                          Management, Inc.), 4/1/2010                       BBB / NR              1,576,965
      1,510,000           Michigan State Strategic Fund, Revenue
                          Bonds (Series 2004), 2.00% (NSF
                          International), 8/1/2006                          A- / NR               1,493,118
      1,135,000           Saginaw, MI Hospital Finance Authority,
                          Hospital Revenue Refunding Bonds (Series
                          2004G), 4.00% (Covenant Medical Center,
                          Inc.), 7/1/2006                                    A / NR               1,141,697
                              TOTAL                                                              13,640,826
                          Minnesota--1.1%
       440,000            Duluth, MN EDA, Health Care Facilities
                          Revenue Bonds (Series 2004), 4.50%
                          (Benedictine Health System-St. Mary's
                          Duluth Clinic Health System Obligated
                          Group), 2/15/2007                                 A- / NR                447,176
      1,385,000           Minneapolis/St. Paul, MN Housing &               BBB+ / Baa1
                          Redevelopment Authority, Health Care
                          Facility Revenue Bonds (Series 2003),
                          4.50% (HealthPartners Obligated Group),
                          12/1/2006                                                               1,405,401
      1,000,000           Minnesota Municipal Power Agency, Electric
                          Revenue Bonds (Series 2005), 4.50%,
                          10/1/2010                                         NR / A3               1,044,830
       225,000            St. Paul, MN Housing & Redevelopment
                          Authority, Health Care Revenue Bonds
                          (Series 2005), 5.00% (Gillette Children's
                          Specialty Healthcare), 2/1/2012                      NR                  232,632
                              TOTAL                                                               3,130,039
                          Mississippi--0.7%
      2,000,000           Mississippi Hospital Equipment &
                          Facilities Authority, Revenue Bonds
                          (Series 2004B-2 R-Floats), 3.00% TOBs
                          (Baptist Memorial Healthcare), Mandatory
                          Tender 10/1/2005                                  AA / NR               1,999,960
                          Missouri--2.0%
       895,000            Cape Girardeau County, MO IDA, Health Care
                          Facilities Revenue Bonds, (Series A),
                          4.50% (St. Francis Medical Center, MO),
                          6/1/2006                                           A / NR                902,402
      1,500,000           Missouri Highways & Transportation
                          Commission, State Road Bonds (Series
                          2000A), 5.25%, 2/1/2006                          AAA / Aaa              1,512,330
      1,120,000     (1)    Missouri State HEFA, RANs (Series 2005E),
                          4.75% (Rockhurst University), 4/25/2006             SP-2                1,124,816
      2,000,000           Missouri State HEFA, Revenue Bonds (Series
                          2002A), 5.00% (SSM Health Care Credit
                          Group), 6/1/2007                                  AA- / NR              2,057,580
                              TOTAL                                                               5,597,128
                          Nebraska--1.9%
      5,000,000           Nebraska Public Power District, General
                          Revenue Bonds (Series 2005B-2), 5.00%
                          (FGIC INS), 1/1/2009                             AAA / Aaa              5,281,250
                          Nevada--0.5%
      1,500,000     (1)    Director of the State of Nevada
                          Department of Business and Industry, Solid
                          Waste Disposal Revenue Bonds, 3.30% TOBs
                          (Waste Management, Inc.), Mandatory Tender
                          10/1/2007                                         BBB / NR              1,488,240
                          New Jersey--2.7%
      1,500,000           Bayonne, NJ Parking Authority, Parking
                          Project Note (Series 2005), 5.00%
                          (Bayonne, NJ GTD), 3/15/2007                         NR                 1,516,125
      2,500,000           Bayonne, NJ, 4.50% BANs, 6/29/2006                   NR                 2,515,750
      1,000,000           Bayonne, NJ, 5.00% TANs, 11/15/2005                  NR                 1,001,330
      1,200,000           New Jersey EDA, Revenue Bonds, (Series
                          2004), 5.00% (NJ Dedicated Cigarette
                          Excise Tax), 6/15/2008                           BBB / Baa2             1,245,276
       680,000            New Jersey EDA, Revenue Refunding Bonds
                          (Series A), 3.70% (Winchester Gardens at
                          Ward Homestead)/(Original Issue Yield:
                          3.80%), 11/1/2008                                   BBB-                 666,210
       600,000            New Jersey EDA, School Facilities
                          Construction Revenue Bonds (Series 2004I),
                          5.00% (New Jersey State), 9/1/2009                AA- / A1               636,066
                              TOTAL                                                               7,580,757
                          New Mexico--2.1%
      1,000,000           Farmington, NM, PCR Bonds (Series 2003B),
                          2.10% TOBs (Public Service Co., NM),
                          Mandatory Tender 4/1/2006                        BBB / Baa2              991,390
      1,450,000           Farmington, NM, Refunding Revenue Bonds
                          (Series 2002A), 4.00% TOBs (El Paso
                          Electric Co.)/(FGIC INS) Mandatory Tender
                          8/1/2012                                         AAA / Aaa              1,461,745
      1,030,000           New Mexico State Hospital Equipment Loan
                          Council, Hospital Revenue Bonds (Series
                          2003), 4.00% (St. Vincent
                          Hospital)/(Radian Asset Assurance INS),
                          7/1/2007                                          AA / Aa3              1,041,794
      1,335,000           Sandoval County, NM, Incentive Payment
                          Refunding Revenue Bonds (Series 2005),
                          4.00% (Intel Corp.), 6/1/2015                     A+ / NR               1,315,255
      1,000,000           Santa Fe, NM Community College District,
                          (GO UT), 5.45% (Original Issue Yield:
                          5.55%), 8/1/2010                                  NR / Aa2              1,031,290
                              TOTAL                                                               5,841,474
                          New York--8.4%
      1,110,000           Dutchess County, NY IDA, Revenue Bonds,
                          4.00% (Marist College), 7/1/2009                 NR / Baa1              1,117,448
      3,000,000           Metropolitan Transportation Authority, NY,
                          Dedicated Tax Fund Revenue Bonds (Series
                          2002A), 5.00% (FSA INS), 11/15/2007              AAA / Aaa              3,123,780
      1,250,000           Metropolitan Transportation Authority, NY,
                          Dedicated Tax Fund Revenue Bonds (Series
                          2002A), 5.25% (FSA INS), 11/15/2008               AAA / NR              1,329,025
      1,000,000           New York City, NY Transitional Finance
                          Authority, Future Tax Secured Bonds (2003
                          Series E), 5.00%, 2/1/2009                       AAA / Aa1              1,057,520
      2,000,000           New York City, NY, UT GO Bonds (Fiscal
                          2004 Series G), 5.00%, 8/1/2008                   A+ / A1               2,102,600
      3,000,000           New York City, NY, UT GO Bonds (Fiscal
                          2006 Series A), 5.00%, 8/1/2011                   A+ / A1               3,221,130
      2,000,000           New York City, NY, UT GO Bonds (Series
                          2002F), 5.25%, 8/1/2009                           A+ / A1               2,138,020
      1,000,000           New York City, NY, UT GO Bonds (Series D),
                          5.00%, 8/1/2006                                   A+ / A1               1,018,420
      1,000,000           New York City, NY, UT GO Bonds (Series E),
                          5.00%, 8/1/2007                                   A+ / A1               1,036,830
      1,300,000           New York State Dormitory Authority,
                          Revenue Bonds, 5.00% (Columbia
                          University), 7/1/2011                            AAA / Aaa              1,414,517
      2,000,000           New York State Thruway Authority, Local
                          Highway & Bridge Service Contract Bonds
                          (Series 2002), 5.00% (New York State),
                          4/1/2007                                          AA- / A2              2,059,380
      1,000,000           New York State Urban Development Corp.,
                          Revenue Bonds (Series 2003B), 5.00% (New
                          York State Personal Income Tax Revenue
                          Bond Fund), 3/15/2007                             AA / A1               1,028,010
      2,000,000           Spencer-Van Etten, NY Central School
                          District, 4.25% BANs, 6/15/2006                      NR                 2,018,140
      1,020,000           United Nations, NY Development Corp.,
                          Senior Lien Refunding Revenue Bonds
                          (Series 2004A), 4.00%, 7/1/2008                   NR / A3               1,042,358
                              TOTAL                                                              23,707,178
                          North Carolina--0.4%
      1,000,000           North Carolina State, GO UT Bonds, 5.00%,
                          5/1/2011                                         AAA / Aa1              1,050,690
                          North Dakota--0.3%
       750,000            North Dakota State Building Authority,
                          Revenue Bonds, 4.00%, 12/1/2007                   A+ / A2                761,873
                          Ohio--3.4%
      1,250,000           Lucas County, OH, Adjustable Rate Demand
                          Health Care Facilities Revenue Bonds
                          (Series 2002) , 3.25% TOBs (Franciscan
                          Care Center)/(Bank One, Columbus N.A.
                          LOC), Optional Tender 3/1/2008                    AA- / NR              1,250,400
      2,860,000           Mahoning County, OH Hospital Facilities,
                          Adjustable Rate Demand Health Care
                          Facilities Revenue Refunding Bonds (Series
                          2002), 3.71% TOBs (Copeland Oaks
                          Project)/(Sky Bank LOC), Mandatory Tender
                          4/1/2008                                          NR / A3               2,854,251
       95,000             Ohio HFA, Residential Mortgage Revenue
                          Bonds (Series 1997D-1), 4.85% (GNMA
                          Collateralized Home Mortgage Program COL),
                          3/1/2015                                          NR / Aaa               95,472
       675,000            Ohio State Air Quality Development
                          Authority, PCR Revenue Bonds, 3.50% TOBs
                          (Pennsylvania Power Co.), Optional Tender
                          1/1/2006                                         BB+ / Baa2              674,602
      2,000,000           Ohio State Water Development Authority
                          Pollution Control Facilities, Refunding
                          Revenue Bonds (Series B), 3.35% TOBs (Ohio
                          Edison Co.), Mandatory Tender 12/1/2005          BB+ / Baa2             2,000,740
      1,750,000           Ohio Water Development Authority,
                          Refunding PCR Bonds (Series 1999-A), 3.35%
                          TOBs (Ohio Edison Co.), Mandatory Tender
                          6/1/2006                                         BBB / Baa1             1,748,075
      1,000,000           University of Cincinnati, OH, General
                          Receipts Revenue Bonds (Series A), 5.50%
                          (FGIC INS), 6/1/2006                             AAA / Aaa              1,017,460
                              TOTAL                                                               9,641,000
                          Oklahoma--1.0%
       915,000            Oklahoma Development Finance Authority,
                          Hospital Revenue Refunding Bonds (Series
                          2004), 5.00% (Unity Health Center),
                          10/1/2008                                        BBB+ / NR               948,516
       960,000            Oklahoma Development Finance Authority,
                          Hospital Revenue Refunding Bonds (Series
                          2004), 5.00% (Unity Health Center),
                          10/1/2009                                        BBB+ / NR              1,002,038
      1,005,000           Oklahoma HFA, SFM Revenue Bonds (Series
                          1998D-2), 6.25% (GNMA Collateralized Home
                          Mortgage Program COL), 9/1/2029                   NR / Aaa              1,009,955
                              TOTAL                                                               2,960,509
                          Oregon--1.0%
      1,000,000           Clackamas County, OR Hospital Facilities
                          Authority, Revenue Refunding Bonds (Series
                          2001), 5.00% (Legacy Health System),
                          5/1/2006                                          AA / Aa3              1,011,550
      1,000,000     (1)    Gilliam County, OR Solid Waste Disposal,
                          Solid Waste Disposal Revenue Bonds, 3.625%
                          TOBs (Waste Management, Inc.), Mandatory
                          Tender 5/1/2006                                   BBB / NR              1,000,720
       750,000            Port of Portland, OR, 3.25% TOBs (Union
                          Pacific Railroad Co.)/(Union Pacific Corp.
                          GTD), Optional Tender 12/1/2005                   BBB / NR               749,010
                              TOTAL                                                               2,761,280
                          Pennsylvania--6.5%
      1,345,000           Allegheny County, PA HDA, Revenue Bonds
                          (Series 2003B), 5.50% (UPMC Health
                          System), 6/15/2007                                A+ / Aa3              1,394,913
      1,000,000           Commonwealth of Pennsylvania, Refunding UT
                          GO Bonds, 5.125% (AMBAC INS)/(Original
                          Issue Yield: 5.35%), 9/15/2011                   AAA / Aaa              1,042,680
      1,000,000           Erie, PA Higher Education Building
                          Authority, (Series F), 2.25% TOBs (Gannon
                          University)/(PNC Bank, N.A. LOC),
                          Mandatory Tender 1/15/2007                        AA- / NR               983,330
       815,000            Erie, PA Higher Education Building
                          Authority, College Revenue Refunding Bonds
                          (Series 2004A), 3.20% (Mercyhurst
                          College)/(Original Issue Yield: 3.22%),
                          3/15/2008                                         BBB / NR               805,195
       865,000            Erie, PA Higher Education Building
                          Authority, College Revenue Refunding Bonds
                          (Series 2004A), 3.70% (Mercyhurst
                          College)/(Original Issue Yield: 3.79%),
                          3/15/2010                                         BBB / NR               857,898
       160,000            Erie, PA Higher Education Building
                          Authority, College Revenue Refunding Bonds
                          (Series 2004B), 3.20% (Mercyhurst
                          College)/(Original Issue Yield: 3.22%),
                          3/15/2008                                         BBB / NR               158,075
       220,000            Erie, PA Higher Education Building
                          Authority, College Revenue Refunding Bonds
                          (Series 2004B), 3.70% (Mercyhurst
                          College)/(Original Issue Yield: 3.79%),
                          3/15/2010                                         BBB / NR               218,194
      1,115,000           Lebanon County, PA Health Facilities             BBB+ / Baa1
                          Authority, Hospital Revenue Bonds, 4.00%
                          (Good Samaritan Hospital), 11/15/2009                                   1,121,411
       660,000            Pennsylvania EDFA, Resource Recovery
                          Refunding Revenue Bonds (Series B), 6.75%
                          (Northampton Generating), 1/1/2007                BB / NR                667,003
      1,000,000           Pennsylvania State Higher Education
                          Facilities Authority, (Series I-2), 3.00%
                          TOBs (Mercyhurst College)/(PNC Bank, N.A.
                          LOC), Mandatory Tender 11/1/2006                  NR / A1                995,050
      1,000,000           Pennsylvania State Higher Education
                          Facilities Authority, Pennsylvania
                          Financing Program Revenue Bonds (Series
                          M), 4.00% TOBs (Cedar Crest
                          College)/(Citizens Bank of Pennsylvania
                          LOC), Mandatory Tender 5/1/2006                   NR / Aa2              1,004,070
       200,000            Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2001A), 5.75% (UPMC Health
                          System), 1/15/2007                                A+ / Aa3               206,064
      1,000,000           Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2001A), 5.75% (UPMC Health
                          System), 1/15/2008                                A+ / Aa3              1,050,430
       820,000            Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2004A), 5.00% (Philadelphia
                          University), 6/1/2011                            BBB / Baa2              836,769
      1,000,000           Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2004M-2), 3.50% TOBs (Valley Forge
                          Military Academy Foundation)/(Fulton Bank
                          LOC), Mandatory Tender 11/1/2008                  NR / A1                992,410
      3,760,000           Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          3.625% TOBs (King's College)/(PNC Bank,
                          N.A. LOC), Mandatory Tender 5/1/2006              AA- / NR              3,772,822
      1,250,000           Pennsylvania State Turnpike Commission,
                          Turnpike Refunding Revenue Bonds (Series
                          2001S), 5.50% (FGIC INS), 6/1/2006               AAA / Aaa              1,272,188
      1,000,000           Sayre, PA, Health Care Facilities
                          Authority, Revenue Bonds (Series 2002A),
                          5.50% (Guthrie Healthcare System, PA),
                          12/1/2005                                         A- / NR               1,003,930
                              TOTAL                                                              18,382,432
                          Rhode Island--0.5%
       650,000            Rhode Island State Health and Educational        BBB+ / Baa1
                          Building Corp., Hospital Financing Revenue
                          Bonds (Series 2002), 5.25% (Lifespan
                          Obligated Group), 8/15/2006                                              660,556
       700,000            Rhode Island State Health and Educational        BBB+ / Baa1
                          Building Corp., Hospital Financing Revenue
                          Bonds (Series 2002), 5.50% (Lifespan
                          Obligated Group), 8/15/2007                                              725,396
                              TOTAL                                                               1,385,952
                          South Carolina--1.4%
      1,000,000           Charleston County, SC, Hospital Revenue
                          Bonds (Series 2004A), 5.00% (CareAlliance
                          Health Services d/b/a Roper St. Francis
                          Healthcare), 8/15/2007                            A- / A3               1,029,670
       780,000            Lexington County, SC Health Services
                          District, Inc., Hospital Revenue Bonds
                          (Series 2004), 6.00% (Lexington Medical
                          Center), 5/1/2008                                  A / A2                829,015
      2,000,000           Richland County, SC, Environmental
                          Improvement Revenue Refunding Bonds
                          (Series 2002A), 4.25% (International Paper
                          Co.), 10/1/2007                                  BBB / Baa2             2,018,920
                              TOTAL                                                               3,877,605
                          South Dakota--0.8%
      1,240,000           South Dakota State Health & Educational
                          Authority, Refunding Revenue Bonds, 5.25%
                          (Sioux Valley Hospital & Health System),
                          11/1/2005                                         A+ / A1               1,242,232
       890,000            South Dakota State Health & Educational
                          Authority, Revenue Bonds, 5.25% (Westhills
                          Village Retirement Community), 9/1/2009           A- / NR                932,097
                              TOTAL                                                               2,174,329
                          Tennessee--3.9%
      1,000,000           Carter County, TN IDB, (Series 1983),
                          4.15% (Temple-Inland, Inc.), 10/1/2007            BBB / NR              1,003,390
       975,000            Metropolitan Government Nashville &
                          Davidson County, TN HEFA, MFH Revenue
                          Bonds, 5.20% TOBs (American Housing
                          Corp.)/(FNMA LOC), Mandatory Tender
                          2/1/2006                                          AAA / NR               982,079
      1,995,000           Metropolitan Government Nashville &
                          Davidson County, TN HEFA, Refunding
                          Revenue Bonds (Series B), 4.50%
                          (Vanderbilt University), 10/1/2005                AA / Aa2              1,995,100
      2,085,000           Metropolitan Government Nashville &
                          Davidson County, TN HEFA, Refunding
                          Revenue Bonds (Series B), 4.50%
                          (Vanderbilt University), 10/1/2006                AA / Aa2              2,118,464
      2,000,000           Metropolitan Government Nashville &
                          Davidson County, TN IDB, Revenue Bonds,
                          4.10% TOBs (Waste Management, Inc.),
                          Mandatory Tender 8/1/2007                         BBB / NR              1,997,920
      1,000,000           Shelby County, TN Health Education &
                          Housing Facilities Board, Revenue Bonds
                          (Series 2004A R-Floats), 5.00% (Baptist
                          Memorial Healthcare), 9/1/2007                    AA / NR               1,028,480
      1,000,000           Shelby County, TN Health Education &
                          Housing Facilities Board, Revenue Bonds
                          (Series 2004A R-Floats), 5.00% TOBs
                          (Baptist Memorial Healthcare), Mandatory
                          Tender 10/1/2008                                  AA / NR               1,044,140
       740,000            Sullivan County, TN Health Educational &
                          Housing Facilities Board, Hospital
                          Refunding Revenue Bonds, 5.00% (Wellmont
                          Health System), 9/1/2007                         BBB+ / NR               755,510
                              TOTAL                                                              10,925,083
                          Texas--13.7%
      5,000,000           Austin, TX Water and Wastewater System,
                          Refunding Revenue Bonds (Series 2002A),
                          5.25% (AMBAC INS), 11/15/2007                    AAA / Aaa              5,225,550
      1,000,000           Austin, TX, Hotel Occupancy, 5.625% (AMBAC
                          INS)/(Original Issue Yield: 5.71%),
                          11/15/2019                                       AAA / Aaa              1,092,570
       965,000            Brazoria County, TX Health Facilities
                          Development Corp., Revenue Bonds, 5.00%
                          (Brazosport Memorial Hospital)/(Radian
                          Asset Assurance INS), 7/1/2008                    AA / Aa3              1,002,104
      2,885,000           Brazos River Authority, TX, (Series              BBB- / Baa2
                          1995B), 5.05% TOBs (TXU Energy), Mandatory
                          Tender 6/19/2006                                                        2,913,186
      1,370,000           Gregg County, TX HFDC, Hospital Revenue
                          Bonds (Series 2002A), 5.50% (Good Shepherd
                          Medical Center), 10/1/2005                       BBB / Baa2             1,370,068
      2,000,000           Gulf Coast, TX Waste Disposal Authority,
                          Environmental Facilities Refunding Revenue
                          Bonds, 4.20% (Occidental Petroleum Corp.),
                          11/1/2006                                         A- / A3               2,015,100
      2,265,000           Gulf Coast, TX Waste Disposal Authority,
                          Revenue Bonds (Series 2002), 5.00%
                          (Bayport Area System)/(AMBAC INS),
                          10/1/2007                                        AAA / Aaa              2,346,834
       945,000            Harris County, TX HFDC, Hospital Revenue
                          Bonds (Series 2004A), 5.00% (Memorial
                          Hermann Healthcare System), 12/1/2007              A / A2                977,120
      1,000,000           Harris County, TX, GO LT Correctional
                          Facility Improvement Bonds, 5.50% (United
                          States Treasury PRF 10/1/2006
                          @100)/(Original Issue Yield: 5.55%),
                          10/1/2011                                        AA+ / Aa1              1,025,860
      1,000,000           Johnson County, TX, (GO UT), 5.00% (FSA
                          INS), 2/15/2016                                  AAA / Aaa              1,057,200
       500,000            North Central Texas HFDC, Revenue Bonds,
                          5.50% (Baylor Health Care System),
                          5/15/2007                                        AA- / Aa3               516,925
      1,000,000           North Texas Tollway Authority, (Series A),
                          5.10% (FGIC INS)/(Original Issue Yield:
                          5.20%), 1/1/2013                                 AAA / Aaa              1,039,050
       750,000            San Antonio, TX Electric & Gas System,
                          Refunding Revenue Bonds (Series 2002),
                          5.25%, 2/1/2008                                   AA / Aa1               785,483
      1,000,000           Spring Texas Independent School District,
                          5.25% (PSFG GTD), 2/15/2019                      AAA / Aaa              1,041,710
     10,000,000           Texas State, (Series 2005), 4.50% TRANs,         SP-1+ / MIG1
                          8/31/2006                                                              10,134,900
      6,000,000           Texas Turnpike Authority, Second Tier BANs
                          (Series 2002), 5.00%, 6/1/2008                    AA / Aa3              6,280,560
                              TOTAL                                                              38,824,220
                          Utah--0.6%
      1,650,000           Alpine, UT School District, UT GO Bonds,
                          5.25% (Utah Qualified Local School Board
                          Program GTD), 3/15/2006                           NR / Aaa              1,668,199
                          Virginia--1.5%
      1,000,000           Chesterfield County, VA IDA, PCR Bonds,
                          4.95% (Virginia Electric & Power Co.),
                          12/1/2007                                        BBB+ / A3              1,007,800
      1,000,000           Fairfax County, VA, (Series A), 5.00%
                          (State Aid Withholding GTD), 6/1/2008            AAA / Aaa              1,050,580
      1,250,000           Hopewell, VA, Public Improvement UT GO
                          Bonds (Series 2004A), 5.00%, 7/15/2009             A / A2               1,281,587
      1,000,000           Virginia Peninsula Port Authority, Revenue       BBB+ / Baa1
                          Refunding Bonds (Series 2003), 3.30% TOBs
                          (Dominion Terminal Associates)/(Dominion
                          Resources, Inc. GTD), Mandatory Tender
                          10/1/2008                                                                995,190
                              TOTAL                                                               4,335,157
                          Washington--1.6%
      2,065,000           Clark County, WA Public Utilities District
                          No. 001, Generating System Revenue
                          Refunding Bonds (Series 2000), 5.50% (FSA
                          INS), 1/1/2006                                   AAA / Aaa              2,078,815
      1,000,000           Snohomish County, WA School District No.
                          6, UT GO Refunding Bonds, 5.45% (FGIC
                          INS), 12/1/2005                                  AAA / Aaa              1,004,450
      1,310,000           Spokane, WA, Refunding UT GO Bonds, 5.50%
                          (MBIA Insurance Corp. INS), 12/15/2007           AAA / Aaa              1,378,749
                              TOTAL                                                               4,462,014
                          Wisconsin--0.6%
      1,000,000           Pleasant Prairie, WI Water & Sewer System,
                          BANs, 4.00% (U.S. Treasury PRF 10/1/2006
                          @100), 10/1/2007                                  NR / A3               1,010,650
       765,000            Wisconsin State HEFA, Revenue Bonds
                          (Series 2003A), 5.00% (Wheaton Franciscan
                          Services), 8/15/2009                               A / A2                803,327
                              TOTAL                                                               1,813,977
                          Wyoming--2.0%
      2,150,000           Albany County, WY, PCR Bonds (Series
                          1985), 3.25% TOBs (Union Pacific Railroad
                          Co.)/(Union Pacific Corp. GTD), Optional
                          Tender 12/1/2005                                  BBB / NR              2,147,463
      3,500,000           Lincoln County, WY, PCR Refunding Bonds
                          (Series 1991), 3.40% TOBs (Pacificorp),
                          Mandatory Tender 6/1/2010                         A- / A3               3,446,380
                              TOTAL                                                               5,593,843
                              TOTAL MUNICIPAL BONDS
                          -------------------------------------------
                              (IDENTIFIED COST $266,143,724)                                     266,431,617

                          SHORT-TERM MUNICIPALS--5.7%
                          Alaska--1.1%
      1,500,000           Valdez, AK Marine Terminal, (Series 2003B)       A-1+ / VMIG1
                          Daily VRDNs (BP Pipelines (Alaska)
                          Inc.)/(BP PLC GTD)                                                      1,500,000
      1,700,000           Valdez, AK Marine Terminal, (Series 2003C)      A-1+ / VMIG1
                          Daily VRDNs (BP Pipelines (Alaska)
                          Inc.)/(BP PLC GTD)                                                      1,700,000
                              TOTAL                                                               3,200,000
                          District Of Columbia--1.1%
      3,000,000           District of Columbia, (Series 2000) Weekly
                          VRDNs (Public Welfare Foundation,
                          Inc.)/(SunTrust Bank LOC)                        NR / VMIG1             3,000,000
                          Florida--1.4%
      4,000,000           Orange County, FL, Health Facilities
                          Authority, (Orlando Regional Healthcare
                          System), (Series A), (Radian Asset
                          Assurance INS) Auction Rate Notes 35-Day          AA / Aaa              4,000,000
                          Oklahoma--0.9%
      2,625,000           Tulsa County, OK Industrial Authority,
                          (Series 2002A) Daily VRDNs (Montereau in
                          Warren Woods)/(BNP Paribas SA LOC)               A-1+ / NR              2,625,000
                          Oregon--1.1%
      3,200,000           Medford, OR Hospital Facilities Authority,
                          (Rogue Valley Manor), SAVRs (Series 2002),
                          (Radian Asset Assurance INS)                      AA / NR               3,200,000
                          Puerto Rico--0.1%
       100,000            Puerto Rico Government Development Bank         A-1 / VMIG1
                          (GDB) Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Credit Suisse, Zurich LIQ)                                         100,000
                              TOTAL SHORT-TERM MUNICIPALS
                          -------------------------------------------
                              (IDENTIFIED COST $16,125,000)                                      16,125,000
                              TOTAL MUNICIPAL INVESTMENTS - 99.8%
                          -------------------------------------------
                              (IDENTIFIED COST $282,268,724 )(2)                                 282,556,617
                              OTHER ASSETS AND LIABILITIES - NET -
                              0.2%                                                                 650,838
                              TOTAL NET ASSETS - 100%                                      $     283,207,455

==============================================================================
       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 8.4% of the portfolio as calculated based upon total portfolio market value.

     1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $9,928,776 which represents 3.5% of total net assets.
     2 The cost of investments for federal tax purposes was $282,266,637. The net unrealized appreciation of investments for federal tax purposes was $289,980. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,108,218 and net unrealized depreciation from investments for those securities having an excess of cost over value of $818,238.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2005 is as follows:

Security                                         Acquisition Date    Acquisition
                                                                        Cost
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cullman, AL Medical Clinic Board, Revenue
Bonds (Series 2005-A), 4.35% TOBs (Cullman      4/11/2005-4/20/2005   $2,325,325
Regional Medical Center, Inc.), Mandatory
Tender 4/7/2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Director of the State of Nevada Department of
Business and Industry, Solid Waste Disposal
Revenue Bonds, 3.30% TOBs (Waste Management,         9/23/2004         1,500,000
Inc.), Mandatory Tender 10/1/2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Florida State Department of Corrections,
Custodial Receipts, 3.00%, 9/10/2009                 2/27/2004         2,000,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gilliam County, OR Solid Waste Disposal, Solid
Waste Disposal Revenue Bonds, 3.625% TOBs            4/28/2005         1,000,000
(Waste Management, Inc.), Mandatory Tender
5/1/2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Missouri State HEFA, RANs (Series 2005E),
4.75% RANs (Rockhurst University), 4/25/2006         4/28/2005         1,130,360
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Yavapai, AZ IDA, Solid Waste Disposal Revenue
Bonds, 3.65% TOBs (Waste Management, Inc.),          2/26/2003         1,000,000
Mandatory Tender 3/1/2006
--------------------------------------------------------------------------------


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
COP         --Certificate of Participation
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
LT          --Limited Tax
MFH         --Multifamily Housing
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
RANs        --Revenue Anticipation Notes
SAVRs       --Select Auction Variable Rates
SFM         --Single Family Mortgage
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Short-Term Municipal Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ John B. Fisher
                  John B. Fisher, Principal Executive Officer


Date              November 23, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              November 22, 2005